UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND ††
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 87.8%
	Shares	Value
Austria — 1.6%
Erste Group Bank	18,446	$671,757
Telekom Austria	15,309	133,923

		805,680

Belgium — 1.0%
Anheuser-Busch InBev	1,679	160,872
KBC Groep	5,909	349,461

		510,333

Brazil — 0.5%
Tim Participacoes ADR	10,332	268,942

Canada — 1.3%
Canadian National Railway	2,242	119,867
Suncor Energy	3,932	129,039
Valeant Pharmaceuticals International *	2,949	399,733

		648,639

China — 2.5%
China Mobile	23,500	224,216
Tencent Holdings	7,200	504,726
Vinda International Holdings	319,000	502,654

		1,231,596

Denmark — 0.8%
Danske Bank *	17,109	385,893

Finland — 0.3%
Wartsila Abp	2,498	135,656

France — 12.6%
Accor	11,828	564,411
Airbus Group	6,728	477,331
AXA	10,532	276,956
BNP Paribas	14,081	1,090,910
Kering	1,132	226,006
Lafarge	3,550	254,974
L’Oreal	903	148,564
Pernod Ricard	3,128	335,941
Sanofi	4,385	430,493
Schneider Electric	1,531	123,650
Societe Generale	16,362	928,491
Sodexo	7,548	743,970
Veolia Environnement	16,248	255,484
Vivendi	14,984	402,920

		6,260,101

Germany — 13.8%
Adidas	1,250	139,726
Allianz	1,425	237,904
BASF	3,008	322,607

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND ††
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Germany — continued
Bayer	8,863	$1,169,996
Bayerische Motoren Werke	1,768	192,693
Bilfinger	2,246	258,995
Commerzbank *	39,269	668,570
Continental	1,751	377,218
Daimler	2,186	183,154
Deutsche Bank	9,252	447,790
Deutsche Lufthansa	5,255	125,185
Deutsche Post	9,309	322,251
Deutsche Telekom	26,227	424,419
Fresenius & KGaA	1,852	288,837
HeidelbergCement	4,935	367,693
Linde	2,343	443,930
SAP	7,627	582,768
Siemens	2,163	274,072

		6,827,808

Greece — 0.3%
Hellenic Telecommunications Organization	10,728	156,246

Hong Kong — 0.6%
Sands China	21,200	162,780
Wynn Macau	34,000	144,387

		307,167

Ireland — 0.6%
Bank of Ireland *	699,072	278,105

Italy — 3.8%
Intesa Sanpaolo	335,085	908,273
UniCredit	133,233	1,002,562

		1,910,835

Japan — 9.3%
Bridgestone	6,100	223,341
Daikin Industries	7,200	420,485
Denso	5,500	287,929
Honda Motor	6,700	255,754
Isuzu Motors	21,000	127,460
ITOCHU	14,600	181,095
Japan Tobacco	6,700	210,030
KDDI	6,700	374,795
Mitsubishi UFJ Financial Group	20,700	126,451
Nitto Denko	3,800	171,472
Seven & I Holdings	9,500	382,105
SMC	1,000	255,185
Sumitomo Mitsui Financial Group	3,300	156,094
Suzuki Motor	5,000	131,980
Takeda Pharmaceutical	3,800	178,589
Toyota Motor	13,500	783,910
Unicharm	2,500	137,765

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND ††
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Yahoo Japan	41,000	$234,780

		4,639,220

Mexico — 0.7%
Cemex ADR *	29,268	362,045

Netherlands — 4.8%
ASML Holding	4,072	345,840
Constellium *	9,880	255,991
Heineken	1,825	111,389
ING Groep *	72,421	961,004
Koninklijke DSM	2,980	197,437
Koninklijke Philips	4,051	141,163
Ziggo	8,547	371,541

		2,384,365

Portugal — 0.8%
Banco Espirito Santo *	254,421	387,701

Spain — 5.1%
Banco Bilbao Vizcaya Argentaria	67,132	802,101
Banco Popular Espanol	85,279	587,203
Bankinter	38,173	285,960
Inditex	1,115	166,451
Jazztel *	11,984	147,404
Mediaset Espana Comunicacion	21,373	263,639
Telefonica	18,258	281,673

		2,534,431

Sweden — 0.8%
Svenska Cellulosa SCA	4,608	131,281
Telefonaktiebolaget LM Ericsson, Cl B	20,158	246,347

		377,628

Switzerland — 10.0%
Coca-Cola HBC	7,161	189,829
Credit Suisse Group	4,631	140,109
Glencore Xstrata	21,549	114,212
Holcim	1,910	139,193
Nestle	12,921	938,775
Novartis	13,265	1,051,650
Roche Holding	3,419	941,155
Syngenta	923	327,251
UBS	30,296	601,805
Zurich Insurance Group	1,780	517,500

		4,961,479

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing ADR	23,340	394,913

United Kingdom — 15.8%
AstraZeneca	4,195	266,014

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND ††
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
United Kingdom — continued
Barclays	128,488	$575,417
BG Group	6,238	104,773
BHP Billiton	6,891	203,339
BT Group	20,968	132,084
Compass Group	8,362	125,125
CSR	24,551	266,903
Experian	13,494	230,636
HSBC Holdings	68,033	701,037
Lloyds Banking Group *	819,722	1,122,187
Prudential	24,383	492,084
Regus	193,001	664,504
Rexam	24,750	200,528
Rolls-Royce Holdings	33,829	659,923
Royal Bank of Scotland Group *	41,657	232,767
Vodafone Group	200,285	745,704
Whitbread	6,187	381,400
WPP	34,328	720,432

		7,824,857

TOTAL COMMON STOCK (Cost $43,241,436)		43,593,640

EXCHANGE TRADED FUND — 0.8%
iShares MSCI India Index ETF (Cost $444,794)	73,600	417,312

PREFERRED STOCK — 0.8%

Brazil — 0.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,178	121,622

Germany — 0.5%
Henkel & KGaA	1,098	119,019
Volkswagen	568	144,041

		263,060

TOTAL PREFERRED STOCK (Cost $420,899)		384,682

RIGHTS — 0.0%

Spain — 0.0%
Banco Popular Espanol, Expires 02/17/14 * (Cost $—)	85,279	4,715

SHORT-TERM INVESTMENT — 1.5%
SEI Daily Income Trust, Government Fund, 0.020% (A) (Cost $748,910)	748,910	748,910

TOTAL INVESTMENTS — 90.9% (Cost $44,856,039)†		$45,149,259

Percentages are based on Net Assets of $49,655,070.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND ††
JANUARY 31, 2014
(Unaudited)

The outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Northern Trust Company	3/10/14	JPY	207,000,000	USD	2,029,273	$(1,116)

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $44,856,039, and the unrealized appreciation and depreciation were $1,248,920 and $(955,700), respectively.

††	Fund commenced operations on November 27, 2013.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

JPY – Japanese Yen

MSCI – Morgan Stanley Capital International

USD – U.S. Dollar

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the AT Disciplined Equity Fund’s (the “Fund”) Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND ††
JANUARY 31, 2014
(Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at January 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Austria	$805,680	$—	$—	$805,680
Belgium	510,333	—	—	510,333
Brazil	268,942	—	—	268,942
Canada	648,639	—	—	648,639
China	—	1,231,596	—	1,231,596
Denmark	385,893	—	—	385,893
Finland	135,656	—	—	135,656
France	6,260,101	—	—	6,260,101
Germany	6,827,808	—	—	6,827,808
Greece	156,246	—	—	156,246
Hong Kong	—	307,167	—	307,167
Ireland	278,105	—	—	278,105
Italy	1,910,835	—	—	1,910,835
Japan	4,639,220	—	—	4,639,220
Mexico	362,045	—	—	362,045
Netherlands	2,384,365	—	—	2,384,365
Portugal	387,701	—	—	387,701
Spain	2,534,431	—	—	2,534,431
Sweden	377,628	—	—	377,628
Switzerland	4,961,479	—	—	4,961,479
Taiwan	394,913	—	—	394,913
United Kingdom	7,824,857	—	—	7,824,857

Total Common Stock	42,054,877	1,538,763	—	43,593,640

Exchange Traded Fund	417,312	—	—	417,312
Preferred Stock	384,682	—	—	384,682
Rights	4,715	—	—	4,715
Short-Term Investment	748,910	—	—	748,910

Total Investments in Securities	$43,610,496	$1,538,763	$—	$45,149,259

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of closed exchanges.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2014, there were transfers between Level 1 and Level 2 investments in securities. For the period ended January 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

RSQ-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014